                                                          PROSPECTUS SUPPLEMENT


MORGAN STANLEY INSTITUTIONAL FUND, INC.


Supplement dated July 27, 2001 to        The Prospectus is hereby amended and
Prospectus dated May 1, 2001 of:         supplemented to reflect a change to
                                         the name of the Fixed Income Portfolio.
FIXED INCOME PORTFOLIO
                                         Effective June 24, 2001, the Fixed
MONEY MARKET PORTFOLIO                   Income Portfolio will be known as the
                                         Fixed Income III Portfolio.
MUNICIPAL MONEY MARKET PORTFOLIO
















                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                          PROSPECTUS SUPPLEMENT


Morgan Stanley Institutional Fund, Inc.

Supplement dated July 27, 2001 to         The Prospectus is hereby amended and
Prospectus dated May 1, 2001 of:          supplemented to reflect changes to
                                          the names of the Portfolios.

GLOBAL FIXED INCOME PORTFOLIO             Effective June 24, 2001, the Global
HIGH YIELD PORTFOLIO                      Fixed Income Portfolio will be known
                                          as the Global Fixed Income II
                                          Portfolio and the High Yield
                                          Portfolio will be known as the High
                                          Yield II Portfolio.

















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.